Shareholders' Deficit - Share Capital (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2015	Feb. 27, 2012
Class of Stock [Line Items]
Common shares	668,034,000	668,034,000
Preferred shares	157,727,000	157,727,000
Total	825,761,000	825,761,000
Treasury shares	150,094,000	150,094,000
Common shares outstanding	519,752,000	519,752,000
Preferred shares outstanding	155,915,000	155,915,000
Total outstanding shares	675,667,000	675,667,000
Common Stock
Class of Stock [Line Items]
Treasury shares	148,282,000	148,282,000	474,348,720	24,647,867
Preferred Stock
Class of Stock [Line Items]
Treasury shares	1,812,000	1,812,000	948,697,440